COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Weighted average fair value (in Canadian dollars per share)	$ 8.24	$ 7.39	$ 7.73
Expected life (years)	5 years 4 months 24 days	5 years 4 months 24 days	5 years 8 months 12 days
Interest rate	1.60%	0.50%	1.50%
Volatility	22.00%	25.00%	17.00%
Dividend yield	5.50%	6.00%	4.20%
Expense for stock options	$ 10	$ 12	$ 12
Unrecognized compensation costs related to non-vested stock options	$ 12
Expense recognition period	1 year 10 months 24 days